Unsecured Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of unsecured debt
Senior Unsecured Notes	$ 1,605,817	$ 1,572,084
Unsecured Debt, Total	2,026,817	1,603,834
Unsecured Commercial Bank Credit Facility due October 2015 [Member]
Line of Credit Facility [Line Items]
Borrowings outstanding at end of year	421,000	0
Unsecured Commercial Bank Credit Facility due July 2012 [Member]
Line of Credit Facility [Line Items]
Borrowings outstanding at end of year	0	31,750
5.00% Medium-Term Notes due January 2012 [Member]
Summary of unsecured debt
Senior Unsecured Notes	100,000	100,000
1.71% Term Notes Due December 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	100,000	100,000
6.05% Medium-Term Notes due June 2013 [Member]
Summary of unsecured debt
Senior Unsecured Notes	122,500	122,500
5.13% Medium-Term Notes due January 2014 [Member]
Summary of unsecured debt
Senior Unsecured Notes	184,000	184,000
5.50% Medium-Term Notes due April 2014 [Member]
Summary of unsecured debt
Senior Unsecured Notes	128,343	128,274
5.25% Medium-Term Notes due January 2015 [Member]
Summary of unsecured debt
Senior Unsecured Notes	324,785	324,656
5.25% Medium-Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	83,260	83,260
2.90% Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	250,000	100,000
2.27% Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	150,000
8.50% Debentures due September 2024 [Member]
Summary of unsecured debt
Senior Unsecured Notes	15,644	15,644
4.25% Medium-Term Notes due June 2018 [Member]
Summary of unsecured debt
Senior Unsecured Notes	297,249	0
4.00% Convertible Senior Notes due December 2035 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	167,750
3.625% Convertible Senior Notes due September 2011 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	95,961
Others [Member]
Summary of unsecured debt
Senior Unsecured Notes	$ 36	$ 39